Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of related parties
Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO
Beijing Renda Finance and Education Technology Co., Ltd (“Renda”)	A company controlled by the founder and ultimate controlling shareholder, CEO from March 23, 3009 to April 26, 2018
Jinan Wanze Education Information Consulting Co., Ltd. (“Jinan Wanze”)	A company controlled by the founder and ultimate controlling shareholder, CEO from May 10, 2011 to July 26, 2018